Sales revenues (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureSalesRevenuesLineItems [Line Items]
Other revenue	$ 38	$ 37
Contract liabilities	$ 19	$ 69
Bottom of range [member]
DisclosureSalesRevenuesLineItems [Line Items]
Contract remaining performance obligation expected term		1 year